Investments In And Advances To Unconsolidated Joint Ventures (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Debt		$ 317,783,000
Square feet of real estate properties	2,000,000	2,700,000		500,000
Number of buildings		409
Investments in and advances to unconsolidated joint ventures		139,278,000		138,455,000
Exceeds our share of the underlying equity in net assets of our joint ventures		16,700,000		15,800,000
DCT/SPF Industrial Operating LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
TRT-DCT Venture I [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		4.40%
TRT-DCT Venture I [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		400,000
TRT-DCT Venture II [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.40%	[1]
TRT-DCT Venture II [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		600,000
TRT-DCT Venture III [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		10.00%	[1]
DCT Fund I LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
DCT Fund I LLC [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		1,600,000
IDI/DCT, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	[1],[2]
Debt		24,100,000
Impairment on our investment in the joint venture		2,000,000
IDI/DCT, LLC [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land available for development (in acres)		113
Additional capital contribution by joint venture				6,000,000
IDI/DCT Buford, LLC (Land Only) [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		75.00%
IDI/DCT Buford, LLC (Land Only) [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land (in acres)		47
Impairment on our investment in the joint venture				200,000
DCT [Member]
Schedule of Equity Method Investments [Line Items]
Additional capital contribution by joint venture				24,200,000
JP Morgan Venture [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		$ 3,100,000
SCLA [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of operating building occupied		95.40%
Square feet of real estate properties		2,000,000
Number of buildings		6
SCLA [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land (in acres)		4,350
Land available for development (in acres)		209
Buildings [Member] | IDI/DCT, LLC [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Square feet of real estate properties		1,900,000
Number of buildings		4
Buildings [Member] | IDI/DCT Buford, LLC (Land Only) [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Square feet of real estate properties		600,000
Number of buildings		4

[1]	During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.
[2]	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.